Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of sales by geographic region
	Year ended December 31
	2022	2023	2024
	US$ thousands

USA	107,908	103,985	43,698
North America - other	836	1,442	280
Israel	13,586	7,560	3,365
Europe	20,715	8,048	6,221
Asia-Pacific	7,537	3,096	4,550

	150,582	124,131	58,114

Schedule of sales to single customers exceeding 10% of sales
	Year ended December 31
	2022	2023	2024
	US$ thousands

Customer "A"	22,926	11,018	7,611
Customer "B"	7,821	5,889	7,302
Customer "C"	3,733	26,808	2,904

Schedule of major customers as percentage of net accounts receivable balance
	Year ended December 31
	2023	2024
	US$ thousands

North America	626	420
Europe	153	71
Israel	9,239	9,506

	10,018	9,997

Schedule of significant expense (income)
	Year ended December 31
	2022	2023	2024
	US$ thousands

Sales	150,582	124,131	58,114
Raw material and subcontracted manufacturing costs	(85,190)	(81,947)	(35,364)
Payroll & related expenses	(25,017)	(21,465)	(19,481)
Share-based compensation expenses	(3,577)	(3,353)	(3,166)
Subcontractor work	(2,329)	(2,681)	(3,747)
Depreciation costs	(2,208)	(2,212)	(1,891)
Rent	(2,207)	(2,150)	(2,121)
Impairment of goodwill	-	(25,561)	-
Other segment items *	(9,921)	(13,151)	(5,304)
Amortization expense	(207)	(285)	(318)
Financial income, net	2,464	1,372	1,961
Income taxes	(4,084)	889	(2,391)
Segment net income (loss)	18,306	(26,413)	(13,708)